GOODWILL AND INTANGIBLE ASSETS - Estimated amortization expense (Details) € in Thousands	Dec. 31, 2024 EUR (€)
GOODWILL AND INTANGIBLE ASSETS
2025	€ 214
2026	211
2027	194
2028	107
2029	81
2030 and thereafter	209
Total	€ 1,016